GOVERMENT ASSISTANCE RECEIVED	12 Months Ended
Nov. 30, 2021
Government Assistance Received [Abstract]
GOVERNMENT ASSISTANCE RECEIVED [Text Block]

9.    GOVERMENT ASSISTANCE RECEIVED

On May 4, 2020, the Company received a CARES Act Paycheck Protection Program Loan ("PPP Loan") of US$75,000 ($100,818). The PPP Loan bore interest at 1% per annum and was repayable monthly staring on December 4, 2020.

During the year ended November 30, 2020 , the PPA Loan was forgiven as the Company met the requirements and as a result, the amount of $100,818 was treated as a government grant and was offset against operating expenses on the consolidated statements of loss and comprehensive loss.